Receivables from customers	12 Months Ended
Mar. 31, 2023
Receivables from customers [Abstract]
Receivables from customers

3. Receivables from customers

As of March 31, 2023 and 2022, receivables from customers consisted of the following:

	As of March 31,
	2023	2022
Receivable due from trading solution services	$3,773,982	$1,230,542

	$3,773,982	$1,230,542

As of March 31, 2023 and 2022, the Company assessed the collection from the customers and did not provide allowance against receivables from customers.